NVIT Multi-Manager Small Cap Value Fund Investment Objectives and Goals - NVIT Multi-Manager Small Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary:NVIT Small Cap Value Fund (formerly, NVIT Multi-Manager Small Cap Value Fund)
Objective [Heading]	Objective
Objective, Primary [Text Block]	The NVIT Small Cap Value Fund seeks capital appreciation.